Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Receivables

All figures in £ millions	2017	2016
Current
Trade receivables	739	961
Royalty advances	8	22
Prepayments	82	124
Accrued income	1	15
Other receivables	280	235

	1,110	1,357

Non-current
Trade receivables	21	21
Royalty advances	20	10
Prepayments	15	13
Accrued income	10	31
Other receivables	37	29

	103	104

Summary of Movements on Provision for Bad and Doubtful Debts

All figures in £ millions	2017	2016
At beginning of year	(112)	(64)
Exchange differences	7	(17)
Income statement movements	(38)	(53)
Utilised	21	22
Disposal through business disposal	1	—
Transfer to assets classified as held for sale	5	—

At end of year	(116)	(112)

Summary of Ageing of Group's Trade Receivables

The ageing of the Group’s trade receivables is as follows:

All figures in £ millions	2017	2016
Within due date	661	812
Up to three months past due date	187	232
Three to six months past due date	48	55
Six to nine months past due date	18	21
Nine to 12 months past due date	13	14
More than 12 months past due date	3	7

Total trade receivables	930	1,141
Less: provision for sales returns	(170)	(159)

Net trade receivables	760	982